FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - exposure to interest rates (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2023 BRL (R$)
CDI | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 3,201,865
CDI | Derivative options | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(388,599)
CDI | Derivative options | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(747,669)
CDI | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(450,678)
CDI | Derivative swaps | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(5,108)
CDI | Derivative swaps | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(11,749)
LIBOR | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(450,678)
LIBOR | Derivative swaps | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	260,364
LIBOR | Derivative swaps | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	520,442
Interest rate risk
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Loans and financing contracts subject to renegotiation upon extinction of LIBOR	15,566
Derivative contracts subject to renegotiation upon extinction of LIBOR	15,151
Interest rate risk | CDI/SELIC | Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	560,985
Interest rate risk | CDI/SELIC | Cash and cash equivalents | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	19,144
Interest rate risk | CDI/SELIC | Cash and cash equivalents | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	38,287
Interest rate risk | CDI/SELIC | Marketable securities | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	3,528,243
Interest rate risk | CDI/SELIC | Marketable securities | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	120,401
Interest rate risk | CDI/SELIC | Marketable securities | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	240,803
Interest rate risk | CDI/SELIC | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	8,125,522
Interest rate risk | CDI/SELIC | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	277,283
Interest rate risk | CDI/SELIC | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	554,567
Interest rate risk | TJLP | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	277,763
Interest rate risk | TJLP | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	5,055
Interest rate risk | TJLP | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	10,111
Interest rate risk | LIBOR | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	15,645,428
Interest rate risk | LIBOR | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	216,902
Interest rate risk | LIBOR | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	433,803
Interest rate risk | SOFR | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	3,115,211
Interest rate risk | SOFR | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	41,030
Interest rate risk | SOFR | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	R$ 82,060